SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member]
Allocation of net income	$ (2,467,101)	$ 2,297,946	$ 3,831,570	$ 2,582,508
Weighted Average Number of Shares Outstanding, Diluted	8,991,229	28,750,000	16,461,668	24,496,575
Earnings Per Share, Diluted	$ (0.27)	$ 0.08	$ 0.23	$ 0.11
Common Class B [Member]
Allocation of net income		$ 574,487	$ 632,509	$ 757,730
Weighted Average Number of Shares Outstanding, Diluted		7,187,500	2,717,466	7,187,500
Earnings Per Share, Diluted		$ 0.08	$ 0.23	$ 0.11